Schedule of changes in fair value of derivative liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Balance, beginning of year	$ 1,121	$ 491
Settlements	(90,417)
Change in fair value	97,408	630
Balance, end of year	$ 8,112	$ 1,121